PROPERTY AND EQUIPMENT, NET - Schedule of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 17,245	¥ 22,614
Cost of revenues
Property, Plant and Equipment [Line Items]
Depreciation, Total	12,806	19,198
Selling and marketing expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	611	1,187
General and administrative expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	3,824	2,228
Research and development expenses
Property, Plant and Equipment [Line Items]
Depreciation, Total	¥ 4	¥ 1